Related Party Transactions (Details) (USD $)	11 Months Ended	4 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2014	May 13, 2014		Dec. 31, 2013		Dec. 31, 2012		May 13, 2014	May 14, 2014	Jan. 01, 2014 trust
Related party transactions
Stock compensation as a capital contribution	$ 14,876,000
Net receivable from AerCap	1,345,153,000
Paid-in Capital
Related party transactions
Stock compensation as a capital contribution	14,876,000
Predecessor
Related party transactions
Dividend		600,000,000
Predecessor | Paid-in Capital
Related party transactions
Adjustments to Additional Paid in Capital, Other		63,000	[1]	10,053,000	[2]	19,326,000	[2]
Predecessor | Accumulated Retained Earnings
Related party transactions
Dividend		600,000,000	[3]
Equity decrease (increase)		(2,958,000)	[4]	924,000	[5]	25,375,000	[5]
AIG | Special Distribution | Predecessor | Accumulated Retained Earnings
Related party transactions
Dividend		600,000,000						600,000,000
AIG | Fee paid to satisfy a statutory law requirement | Predecessor | Accumulated Retained Earnings
Related party transactions
Equity decrease (increase)		1,370,000
AIG | Corporate aircraft transferred as dividend | Predecessor | Accumulated Retained Earnings
Related party transactions
Equity decrease (increase)		5,298,000				25,379,000
Equity decrease (increase), tax benefit		2,889,000				11,866,000
AIG | Receipts from expected tax liabilities required under the sales agreement | Predecessor | Accumulated Retained Earnings
Related party transactions
Equity decrease (increase)		(9,626,000)
AIG | Compensation, legal fees and other expenses paid by AIG | Predecessor | Paid-in Capital
Related party transactions
Adjustments to Additional Paid in Capital, Other				10,053,000		2,636,000
AIG | Insurance premiums | Predecessor
Related party transactions
Purchases from related party		2,200,000		8,200,000		9,900,000
AerCap | AerCap share-based awards | Paid-in Capital
Related party transactions
Stock compensation as a capital contribution	14,876,000
AerCap | Operational activities of group entities
Related party transactions
Net receivable from AerCap	1,345,153,000
AerCap Ireland Limited | Lease commission
Related party transactions
Expense from related party	$ 654,000
AerCap | AIG | ILFC | Common Stock
Related party transactions
Shares of common stock									97,560,976
AIG | Affiliated entities (Castle Trusts)
Related party transactions
Number of trusts consolidated by AIG to which aircaft sold to such trusts in prior years is managed	2
AIG | Affiliated entities (Castle Trusts) | Predecessor
Related party transactions
Number of trusts consolidated by AIG to which aircaft sold to such trusts in prior years is managed				2		2		2		2

[1]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.
[2]	We recorded $10,053 during 2013 and $2,636 during 2012 in Paid-in capital for compensation expenses, legal expenses and other expenses paid by AIG on our behalf for which we were not required to reimburse. Additionally, we recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us.
[3]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special distribution of $600,000, which ILFC was required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 3—AerCap Transaction. The special distribution was recorded in Retained earnings as a dividend.
[4]	The increase to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, reflects a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement, partially offset by decreases in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and $1,370 recorded as a dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.
[5]	In 2013, we transferred shares of AIG stock with a carrying value, net of tax, of $0.9 million to AIG and recorded the transaction as a decrease to Retained earnings. In 2012, we recorded a decrease to Retained earnings of $25,379, net of tax of $11,866 when we transferred two corporate aircraft to AIG, and an increase to Retained earnings of $(4) for other miscellaneous adjustments.